SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Effect of Share-based Compensation Statements of Operations
The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2018	2019	2020
Research and development expenses	$2,708	$1,028	$431
General and administrative expenses	$1,946	$1,524	$786
	$4,654	$2,552	$1,217

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of options granted to employees and directors in 2018 and 2019 were $878 and $485 respectively. The underlying data used for computing the fair value of the options are as follows:

	2018	2019
Value of one ordinary share	$6.24-$10.40	$6.08-$8.59
Dividend yield	0%	0%
Expected volatility	70.43%-73.35%	74.87%-77.83%
Risk-free interest rate	2.67%-2.83%	1.82%-2.75%
Expected term	5.50-7 years	6.11 years

Schedule of Stock Option Activity
The following table summarizes the number of options granted to employees under the Plan for the years ended December 31, 2019 and 2020, and related information:

	Year ended December 31
	2019			2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	938,090	$4.47	7.89	1,031,591	$4.74	7.25
Granted	95,300	$6.24	9.17	-	-	-
Exercised	-	-	-	(28,447)	$5.27	-
Expired	(563)	$5.57	-	-	-	-
Forfeited	(1,238)	$5.57	-	(2,250)	$7.77	-
Options outstanding at the end of the year	1,031,591	$4.74	7.25	1,000,894	$4.63	6.05
Options exercisable at the end of the year	683,979	$3.60	6.56	900,687	$4.08	5.67

Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of options granted to non-employees in 2018 was $648. The underlying data used for computing the fair value of the options are as follows:

2018
Value of one ordinary share	$ 10.40
Dividend yield	0%
Expected volatility	79.07%
Risk-free interest rate	2.86%
Expected term	10 years

Schedule of Stock Option Activity
The following table summarizes the number of options granted to non-employees under the Plan for the year ended December 31, 2019 and 2020, and related information:

	Year ended December 31
	2019			2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	198,575	$7.48	8.81	198,575	$7.48	7.84
Granted	-	-	-	-	-	-
Options outstanding at the end of the year	198,575	$7.48	7.84	198,575	$7.70	6.84
Options exercisable at the end of the year	96,588	$6.97	7.78	137,771	7.34	6.8